Schedule of Investments (unaudited) April 30, 2019	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.6%
Solvay SA	399	$47,913

Canada — 1.4%
Linamar Corp.	237	8,953
Magna International Inc.	1,662	92,131
Martinrea International Inc.	405	4,104
Sierra Wireless Inc.(a)	237	3,161

		108,349

Cayman Islands — 0.3%
NIO Inc., ADR(a)	4,983	24,168

China — 0.4%
BYD Co. Ltd., Class H	4,500	30,629

France — 0.8%
Faurecia SA	360	18,268
Valeo SA	1,176	42,662

		60,930

Germany — 13.1%
Bayerische Motoren Werke AG	1,760	149,708
Continental AG	573	94,629
Daimler AG, Registered	4,800	313,832
Hella GmbH & Co. KGaA	219	11,894
Infineon Technologies AG	6,204	146,183
Leoni AG	183	4,212
Siemens AG, Registered	2,295	274,536

		994,994

Hong Kong — 0.1%
Johnson Electric Holdings Ltd.	3,000	7,051

Japan — 12.7%
Aisin Seiki Co. Ltd.	900	34,788
Daikyonishikawa Corp.	300	3,009
Denso Corp.	2,400	104,577
GS Yuasa Corp.	300	5,999
Honda Motor Co. Ltd.	7,800	217,174
Keihin Corp.	300	4,924
Koito Manufacturing Co. Ltd.	600	35,663
Musashi Seimitsu Industry Co. Ltd.	300	4,668
Nabtesco Corp.	600	18,263
Nissan Motor Co. Ltd.	11,400	91,435
Panasonic Corp.	12,000	110,007
Piolax Inc.	300	5,616
Renesas Electronics Corp.(a)	4,200	22,362
Tokai Rika Co. Ltd.	300	5,196
Toyoda Gosei Co. Ltd.	300	6,222
Toyota Boshoku Corp.	300	4,428
Toyota Motor Corp.	4,500	278,990
TS Tech Co. Ltd.	300	8,956

		962,277

Jersey — 0.1%
Delphi Technologies PLC	486	10,755

Mexico — 0.0%
Nemak SAB de CV(b)	5,400	2,938

Netherlands — 2.9%
NXP Semiconductors NV	2,013	212,613

Security	Shares	Value

Netherlands (continued)
TomTom NV(a)	639	$5,506

		218,119

South Korea — 7.7%
Hanon Systems	891	9,572
Hyundai Mobis Co. Ltd.	354	70,458
Hyundai Motor Co.	684	81,098
Hyundai Wia Corp.	78	3,332
Iljin Materials Co. Ltd.(a)	102	3,257
LG Chem Ltd.	237	73,241
Samsung Electronics Co. Ltd.	7,498	294,297
Samsung SDI Co. Ltd.	255	51,627

		586,882

Spain — 0.2%
Cie. Automotive SA	306	8,526
Gestamp Automocion SA(b)	1,008	6,422

		14,948

Sweden — 2.7%
Hexagon AB, Class B	1,368	74,539
Volvo AB, Class B	7,953	127,157

		201,696

Switzerland — 2.9%
ABB Ltd., Registered	10,641	218,981
Autoneum Holding AG	24	3,177

		222,158

Taiwan — 0.3%
Innolux Corp.	51,000	16,339
International CSRC Investment Holdings Co.	3,000	4,078

		20,417

United Kingdom — 2.5%
Aptiv PLC	1,491	127,779
Sensata Technologies Holding PLC(a)	888	44,347
Spectris PLC	600	21,494

		193,620

United States — 48.4%
Adient PLC	540	12,474
Albemarle Corp.	639	47,964
Alphabet Inc., Class A(a)	258	309,332
Ambarella Inc.(a)	162	8,119
AMETEK Inc.	1,321	116,473
Apple Inc.	1,698	340,738
Autoliv Inc.	495	38,853
BorgWarner Inc.	1,116	46,615
Cooper-Standard Holdings Inc.(a)	96	4,864
CTS Corp.	174	5,211
Cypress Semiconductor Corp.	2,001	34,377
Dana Inc.	774	15,093
FMC Corp.	774	61,192
Ford Motor Co.	21,924	229,106
Garmin Ltd.	696	59,675
General Motors Co.	7,416	288,853
Gentex Corp.	1,431	32,956
Gentherm Inc.(a)	186	7,879
Icahn Enterprises LP	1,149	86,750
Intel Corp.	5,724	292,153
Johnson Controls International PLC	5,359	200,963
Lear Corp.	354	50,622
Livent Corp.(a)	726	7,826
Lydall Inc.(a)	117	2,879

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marvell Technology Group Ltd.	3,447	$86,244
Maxim Integrated Products Inc.	1,626	97,560
Methode Electronics Inc.	186	5,489
Microchip Technology Inc.	1,299	129,757
Motorcar Parts of America Inc.(a)	147	3,037
NVIDIA Corp.	1,980	358,380
ON Semiconductor Corp.(a)	2,487	57,350
QUALCOMM Inc.	4,680	403,088
Stoneridge Inc.(a)	150	4,715
Tenneco Inc., Class A	312	6,839
Tesla Inc.(a)	783	186,894
Veoneer Inc.(a)	531	11,719
Vishay Intertechnology Inc.	732	14,501
Vishay Precision Group Inc.(a)	81	3,068
Visteon Corp.(a)	147	9,705

		3,679,313

Total Common Stocks — 97.1% (Cost: $7,397,515)		7,387,157

Preferred Stocks

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	639	22,703

Germany — 2.4%
Schaeffler AG, Preference Shares, NVS	858	7,318

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	996	$173,058

		180,376

Total Preferred Stocks — 2.7% (Cost: $208,151)		203,079

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	10,689	10,689

Total Short-Term Investments — 0.1% (Cost: $10,689)		10,689

Total Investments in Securities — 99.9% (Cost: $7,616,355)		7,600,925

Other Assets, Less Liabilities — 0.1%		5,236

Net Assets — 100.0%		$7,606,161

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/16/19(a)	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,689	10,689	$10,689	$12	$—	$—

(a)	The Fund commenced operations on April 16, 2019.

Futures Contracts

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,387,157	$—	$—	$7,387,157
Preferred Stocks	203,079	—	—	203,079
Money Market Funds	10,689	—	—	10,689

	$7,600,925	$—	$—	$7,600,925

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Self-Driving EV and Tech ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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